Notes to the Consolidated Statement of Cash Flows - Disclosure Of Detailed Information About Cash Flow Information For Leases Explanatory (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Within operating activities	¥ (358)	¥ (631)
Within investing activities	(1,183)	(1,449)
Within financing activities	¥ (22,099)	¥ (27,789)